Equity (Deficit) - Summary of Government Contributions to Petroleos Mexicanos through the Ministry of Energy (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of government contributions [line item]
Construction of the Dos Bocas Refinery	$ 129,818,286
Strengthening of financial position	45,437,539
Rehabilitation Plan of the refineries	13,050,892
Contributions A
Disclosure of government contributions [line item]
Increase in certificates of contribution	188,306,717	$ 316,354,129
January 21
Disclosure of government contributions [line item]
Construction of the Dos Bocas Refinery	7,500,000
Strengthening of financial position	19,321,641
February 14
Disclosure of government contributions [line item]
Construction of the Dos Bocas Refinery	7,500,000
March 8
Disclosure of government contributions [line item]
Construction of the Dos Bocas Refinery	7,500,000
Strengthening of financial position	26,115,898
April 28
Disclosure of government contributions [line item]
Construction of the Dos Bocas Refinery	762,100
May 26
Disclosure of government contributions [line item]
Construction of the Dos Bocas Refinery	21,737,900
July 29
Disclosure of government contributions [line item]
Rehabilitation Plan of the refineries	969,342
August 19
Disclosure of government contributions [line item]
Construction of the Dos Bocas Refinery	4,000,000
August 30
Disclosure of government contributions [line item]
Construction of the Dos Bocas Refinery	2,000,000
September 6
Disclosure of government contributions [line item]
Rehabilitation Plan of the refineries	683,125
September 8
Disclosure of government contributions [line item]
Construction of the Dos Bocas Refinery	2,500,000
September 14
Disclosure of government contributions [line item]
Construction of the Dos Bocas Refinery	2,500,000
September 22
Disclosure of government contributions [line item]
Construction of the Dos Bocas Refinery	2,500,000
September 28
Disclosure of government contributions [line item]
Construction of the Dos Bocas Refinery	2,400,000
October 4
Disclosure of government contributions [line item]
Rehabilitation Plan of the refineries	1,618,523
October 6
Disclosure of government contributions [line item]
Construction of the Dos Bocas Refinery	2,500,000
October 13
Disclosure of government contributions [line item]
Construction of the Dos Bocas Refinery	2,500,000
October 20
Disclosure of government contributions [line item]
Construction of the Dos Bocas Refinery	2,500,000
October 28
Disclosure of government contributions [line item]
Construction of the Dos Bocas Refinery	2,500,000
November 4
Disclosure of government contributions [line item]
Construction of the Dos Bocas Refinery	2,500,000
November 7
Disclosure of government contributions [line item]
Rehabilitation Plan of the refineries	1,805,296
November 10
Disclosure of government contributions [line item]
Construction of the Dos Bocas Refinery	2,500,000
November 17
Disclosure of government contributions [line item]
Construction of the Dos Bocas Refinery	2,500,000
November 25
Disclosure of government contributions [line item]
Construction of the Dos Bocas Refinery	2,500,000
Rehabilitation Plan of the refineries	892,893
December 1
Disclosure of government contributions [line item]
Construction of the Dos Bocas Refinery	4,000,000
December 2
Disclosure of government contributions [line item]
Construction of the Dos Bocas Refinery	800,000
December 5
Disclosure of government contributions [line item]
Rehabilitation Plan of the refineries	1,200,000
December 8
Disclosure of government contributions [line item]
Construction of the Dos Bocas Refinery	4,000,000
December 15
Disclosure of government contributions [line item]
Construction of the Dos Bocas Refinery	4,000,000
Rehabilitation Plan of the refineries	1,000,000
December 18
Disclosure of government contributions [line item]
Construction of the Dos Bocas Refinery	15,118,286
Rehabilitation Plan of the refineries	4,881,713
December 29
Disclosure of government contributions [line item]
Construction of the Dos Bocas Refinery	$ 21,000,000